Employee Benefit Plans and Share-Based Payments	12 Months Ended
Dec. 31, 2017
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Employee Benefit Plans and Share-Based Payments

32. EMPLOYEE BENEFIT PLANS AND SIMILAR OBLIGATIONS

Note 2.b.10 describes the main characteristics and accounting treatment for benefit plans implemented by the Group.

i.	Retirement plan

The total charges recognized under the Retirement Plan amounted to approximately 80, 80 and 50 for the years ended December 31, 2017, 2016 and 2015, respectively.

ii.	Performance Bonus Programs and Performance evaluation

The amount charged to expense related to the Performance Bonus Programs was 1,650, 1,272 and 1,020 for the years ended December 31, 2017, 2016 and 2015, respectively.

iii.	Share-based benefit plan

Consistent with share-based benefit plans approved in previous years, the Board of Directors at its meeting held on June 11, 2014, approved the creation of a new share-based benefit plan 2014-2017 effective for 3 years from July 1, 2014 (grant date), with similar characteristics to those of the 2013-2015 plan.

Likewise, the Board of Directors at its meeting held on June 8, 2015, approved the creation of a new share-based benefit plan 2015-2018 effective for 3 years from July 1, 2015 (grant date), with similar characteristics to existing plans.

Also, the Board of Directors at its meeting held on May 10, 2016, approved the creation of a new share-based benefit plan 2016-2019 effective for 3 years from July 1, 2016 (grant date), with similar characteristics to the previously implemented schemes.

Lastly, the Board of Directors of the Company, at its meeting held on May 9, 2017, resolved to approve the creation of a new shared-based compensation plan for 2017-2020 effective for 3 years as from July 1, 2017 (grant date), with similar characteristics to the previously implemented schemes.

The amount charged to expense in relation with the share-based plans, which are disclosed according to their nature, amounted to 162, 153 and 124 for the fiscal years ended December 31, 2017, 2016 and 2015, respectively.

During the fiscal years ended December 31, 2017, 2016 and 2015, the Company has repurchased 263,298, 171,330 and 382,985 own shares issued for an amount of 100, 50 and 120, respectively, and has delivered to the beneficiaries of the plan 502,996, 520,031 and 623,350 shares, respectively, for purposes of compliance with the share-based benefit plans. The cost of such repurchases is disclosed in the shareholders’ equity under the name of “Cost of acquisition of own shares”, while the nominal value and its adjustment derived from the monetary restatement made under the Prior Accounting Principles have been reclassified from the accounts “Subscribed capital” and “Adjustment to contribution” to the “Treasury shares” and “Adjustment to treasury shares” accounts, respectively.

Information related to the evolution of the quantity of shares, of the plans at the end of the years ended December 31, 2017, 2016 and 2015, is as follows:

Plan 2013-2015

	2017	2016	2015
Amount at the beginning of the year	—	188,493	695,015
- Granted	—	9,130	—
- Settled	—	(193,878)	(503,535)
- Expired	—	(3,745)	(2,987)

Amount at end of year(1)	—	—	188,493

Expense recognized during the year	—	6	34
Fair value of shares on grant date (in dollars)	—	14.75	14.75

(1)	The life of the plan in 2016 was 7 months and between 10 and 19 months as of December 2015.

Plan 2014-2017

	2017	2016	2015
Amount at the beginning of the year	99,278	234,130	356,054
- Granted	6,269	6,978	—
- Settled	(105,201)	(123,926)	(118,927)
- Expired	(346)	(17,904)	(2,997)

Amount at end of year(1)	—	99,278	234,130

Expense recognized during the year	8	28	53
Fair value of shares on grant date (in dollars)	33.41	33.41	33.41

(1)	The life of the plan in 2017 was 7 months, whereas the remaining life as of December 31, 2016 was 7 months, and between 7 and 19 months as of December 2015.

Plan 2015-2018

	2017	2016	2015
Amount at the beginning of the year	339,459	602,079	—
- Granted	2,682	—	619,060
- Settled	(168,814)	(202,227)	(888)
- Expired	(11,276)	(60,393)	(16,093)

Amount at end of year(1)	162,051	339,459	602,079

Expense recognized during the year	26	63	37
Fair value of shares on grant date (in dollars)	19.31	19.31	19.31

(1)	The average remaining life of the plan was 7 months as of December 31, 2017, between 7 and 31 months as of December 31, 2016 and between 7 and 31 months as of December 2015.

Plan 2016-2019

	2017	2016
Amount at the beginning of the year	682,307	—
- Granted	—	682,307
- Settled	(228,981)	—
- Expired	(59,354)	—

Amount at end of year(1)	393,972	682,307

Expense recognized during the year	59	56
Fair value of shares on grant date (in dollars)	16.99	16.99

(1)	The average remaining life of the plan is between 7 and 19 months as of December 2017 and between 7 and 31 months as of December 31, 2016.

Plan 2017-2020

2017
Amount at the beginning of the year	—
- Granted	646,149
- Settled	—
- Expired	(1,200)

Amount at end of year(1)	644,949

Expense recognized during the year	69
Fair value of shares on grant date (in dollars)	20.26

(1)	The average remaining life of the plan is between 7 and 31 months as of December 31, 2017.